Share-Based Compensation - Recognized share-based compensation expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Recognized share-based compensation expenses
Share-based compensation expense recognized	¥ 7,078,794	$ 997,027	¥ 7,718,365	¥ 4,774,730
Costs of revenues
Recognized share-based compensation expenses
Share-based compensation expense recognized	132,470	18,658	33,788	26,624
Sales and marketing expenses
Recognized share-based compensation expenses
Share-based compensation expense recognized	2,354,097	331,568	2,158,676	1,612,219
General and administrative expenses
Recognized share-based compensation expenses
Share-based compensation expense recognized	2,289,272	322,437	3,004,327	792,421
Research and development expenses
Recognized share-based compensation expenses
Share-based compensation expense recognized	¥ 2,302,955	$ 324,364	¥ 2,521,574	¥ 2,343,466